DERIVATIVE FINANCIAL INSTRUMENTS (Details 1)	Dec. 31, 2023 USD ($) MT	Dec. 31, 2022 USD ($) MT
Current Assets
Disclosure of detailed information about hedges [abstract]
Notional value	$ 893,000
Fair value gain	20,000
Current Assets | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Notional value	3,717,000	$ 2,164,000
Fair value gain	156,000	51,000
Current Liabilities
Disclosure of detailed information about hedges [abstract]
Notional value	4,434,000
Fair value gain	(587,000)
Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Notional value	3,609,000	2,526,000
Fair value gain	(125,000)	(138,000)
Non-Current Assets
Disclosure of detailed information about hedges [abstract]
Notional value	4,050,000
Fair value gain	423,000
January 2023 0.5% FOB Rottedam Strike Price 510.25 [Member] | Current Assets | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price		$ 510,250
Quantity | MT		350
Notional value		$ 179,000
Fair value gain		2,000
January 2023 to December 2023 Zero Point Five Percent FOB Singapore Strike Price 483.50 | Current Assets | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price		$ 483,500
Quantity | MT		1,920
Notional value		$ 928,000
Fair value gain		31,000
April 2023 Zero Point Five Percent FOB Rottendam Strike Price 488.50 | Current Assets | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price		$ 488,500
Quantity | MT		400
Notional value		$ 195,000
Fair value gain		5,000
May 2023 Zero Point Five Percent FOB Singapore Strike Price 529.25 | Current Assets | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price		$ 529,250
Quantity | MT		250
Notional value		$ 132,000
Fair value gain		2,000
March 2023 to May 2023 Zero Point Five Percent FOB Singapore Strike Price 537.50 | Current Assets | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price		$ 537,500
Quantity | MT		750
Notional value		$ 403,000
Fair value gain		4,000
January 2023 Zero Point Five Percent FOB Rottedam Strike Price 651 | Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price		$ 651,000
Quantity | MT		180
Notional value		$ 117,000
Fair value gain		(25,000)
January 2023 Zero Point Five percent FOB Rottedam Strike Price 599.50 | Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price		$ 599,500
Quantity | MT		450
Notional value		$ 270,000
Fair value gain		(38,000)
January 2023 to February 2023 Zero Point Five percent FOB Rottedam Strike Price 573.75 | Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price		$ 573,750
Quantity | MT		750
Notional value		$ 430,000
Fair value gain		(47,000)
February 2023 to July 2023 Zero Point Five percent FOB Rottedam Strike Price 510.25 | Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price		$ 510,250
Quantity | MT		2,100
Notional value		$ 1,072,000
Fair value gain		(20,000)
August 2023 to December 2023 Zero Point Five percent FOB Rottedam Strike Price 503.25 | Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price		$ 503,250
Quantity | MT		1,000
Notional value		$ 503,000
Fair value gain		(8,000)
June 2023 Zero Point Five percent FOB Rottedam Strike Price 537.50 | Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price		$ 537,500
Quantity | MT		250
Notional value		$ 134,000
Fair value gain		$ 0
January 2024 to June 2024 Zero Point Five Percent FOB Singapore Strike Price 525.75 [Member] | Current Assets | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 525,750
Quantity | MT	1,500
Notional value	$ 789,000
Fair value gain	55,000
January 2024 to March 2024 Zero Point Five Percent FOB Rotterdam Strike Price 522.50 [Member] | Current Assets | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 522,500
Quantity | MT	1,350
Notional value	$ 705,000
Fair value gain	6,000
January 2024 to September 2024 Zero Point Five Percent FOB Rotterdam Strike Price 494.00 [Member] | Current Assets | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 494,000
Quantity | MT	4,500
Notional value	$ 2,223,000
Fair value gain	95,000
January 2025 to February 2025 Zero Point Five Percent Fob Rottendam Strike Price 470.50 [Member] | Non-Current Assets | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 470,500
Quantity | MT	400
Notional value	$ 188,000
Fair value gain	1,000
March 2024 to April 2024 Zero Point Five Percent Fob Rottendam Strike Price 538.75 [Member] | Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 538,750
Quantity | MT	400
Notional value	$ 216,000
Fair value gain	(8,000)
June 2024 to July 2024 Zero Point Five Percent Fob Rottendam Strike Price 530.00 [Member] | Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 530,000
Quantity | MT	400
Notional value	$ 212,000
Fair value gain	(9,000)
March 2024 Zero Point Five Percent Fob Rottendam Strike Price 580.50 [Member] | Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 580,500
Quantity | MT	280
Notional value	$ 163,000
Fair value gain	(16,000)
April 2024 Zero Point Five Percent Fob Rottendam Strike Price 576.25 [Member] | Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 576,250
Quantity | MT	280
Notional value	$ 161,000
Fair value gain	(16,000)
April 2024 to December 2024 Zero Point Five Percent Fob Rottendam Strike Price 522.50 [Member] | Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 522,500
Quantity | MT	4,050
Notional value	$ 2,116,000
Fair value gain	(75,000)
October 2024 to December 2024 Zero Point Five Percent Fob Rottendam Strike Price 494.00 [Member] | Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 494,000
Quantity | MT	1,500
Notional value	$ 741,000
Fair value gain	(1,000)
March 2025 to December 2025 Zero Point Five Percent Fob Rottendam Strike Price 470.50 [Member] | Non-Current Liabilities | Bunker Swaps [Member]
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 470,500
Quantity | MT	2,000
Notional value	$ 941,000
Fair value gain	$ (20,000)